Share Capital	3 Months Ended
Jul. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
9.
SHARE CAPITAL
a)
Authorized:

Unlimited common shares without par value.

b)
Share capital transactions:

2024 Transactions

During the year ended April 30, 2024, the Company issued 1,265,000 common shares in an underwritten public offering, including 165,000 common shares issued pursuant to the full exercise by the underwriter of its over-allotment option. The public offering price for each common share, before the underwriter's discount and commissions, was U.S.$1.00.

During the year ended April 30, 2024, the Company established an at-the-market equity offering facility with Clear Street LLC ("ATM Facility"), replacing its previous at-the-market equity offering facility with Jefferies LLC, which was terminated on February 1, 2024. An Open Market Sales Agreement ("ATM Agreement") was entered into with Clear Street LLC, as sole sales agent ("Agent") on February 23, 2024. The Company is entitled, at its discretion and from time-to-time during the term of the ATM Agreement, to sell, through the Agent common shares of the Company. On February 23, 2024, in connection with the ATM Facility, the Company filed a prospectus supplement permitting the sales of common shares having an aggregate gross sales price of up to U.S.$60.0 million. On July 29, 2024, the Company filed an amendment to the prospectus supplement to reduce the aggregate gross sales price of Common Shares under the Clear Street ATM Facility to U.S.$8.8 million. Sales of the common shares will be made in transactions that are deemed to be "at-the-market distributions" as defined in Rule 415(a)(4) of the U.S. Securities Act, including, without limitation, sales made directly on Nasdaq or any other existing trading market for the common shares in the United States. Common shares will only be sold on the facilities of an exchange or market outside Canada to purchasers who the Company has no reason to believe are resident in Canada and, in all other cases, to purchasers who are not located or resident in Canada. The Company will determine, at its sole discretion, the date, minimum price and maximum number of common shares to be sold under the ATM Facility. The common shares will be distributed from time to time in negotiated transactions, at market prices prevailing at the time of sale, at prices relating to such prevailing market prices, and/or in any other manner permitted by applicable law. As such, the prices may vary between purchasers over time. The Company is not required to sell any common shares at any time during the term of the ATM Facility. During the year ended April 30, 2024, 629,240 common shares were sold under the ATM with proceeds net of commissions of $1.8 million.

2025 Transactions

During the year ended April 30, 2025, the Company issued 13,315,850 Common Shares under the ATM Facility with proceeds net of commissions of $12.2 million.

During the year ended April 30, 2025, the Company issued 5,893,768 common shares with a value of U.S.$3.0 million pursuant to the conversion of U.S.$3.0 million principal balance of convertible debentures.

c)
Options

The following table summarizes stock option awards during the three months ended July 31, 2025, and the year ended April 30, 2025, including the grant date fair value determined using the Black-Scholes option pricing model:

				Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
8/3/2024	799,767	0.86	Officers and employees	0.86	0%	77%	3.68%	10 years	$0.7 million
(1)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(2)
Priced in U.S.$

Expected volatility of options granted is based on the historical volatility of the company from January 1, 2019, to the option grant date.

During the three months ended July 31, 2025, the Company has recorded $0.1 million (2024 - $0.1 million) of share-based payments expense.

The changes in the stock options for the three months ended July 31, 2025, and the year ended April 30, 2025, are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2024 (outstanding)	1,521,367	7.17	3.47
Granted	799,767	1.22	—
Expired	(159,021)	3.80	—
Forfeited	(234,188)	1.10	—
Balance, April 30, 2025 (outstanding)	1,927,925	5.69	4.45
Granted	—	—	—
Expired	(43,558)	1.75	—
Forfeited	—	—	—
Balance, July 31, 2025 (outstanding)	1,884,367	5.66	4.22
Unvested	(653,111)	1.25	8.80
Exercisable, July 31, 2025	1,231,256	7.99	1.79

Details of the options outstanding as at July 31, 2025, are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
September 1, 2025	8.50	0.09	220,000	-	220,000
January 6, 2026	20.30	0.44	134,000	-	134,000
January 2, 2026	6.89	0.42	5,650	-	5,650
January 7, 2027	7.94	1.44	235,000	-	235,000
January 13, 2027	8.30	1.45	16,000	-	16,000
May 15, 2027	5.79	1.79	64,000	-	64,000
February 19, 2027(2)	5.61	1.56	7,265	-	7,265
February 19, 2028(2)	5.61	2.56	471,452	-	471,452
January 19, 2034(3)	2.02	3.47	60,000	17,778	42,222
January 4, 2033(4)	2.01	7.44	8,000	3,167	4,833
January 23, 2033(4)	2.01	7.49	8,000	3,167	4,833
March 1, 2033(4)	2.01	7.59	8,000	3,500	4,500
April 2, 2033(4)	2.01	7.68	4,000	1,833	2,167
May 8, 2033(4)	2.01	7.78	4,000	1,917	2,083
June 11, 2033(4)	2.01	7.87	8,000	4,000	4,000
August 8, 2033(4)	2.01	8.03	4,000	2,167	1,833
November 13, 2033(4)	2.01	8.29	8,000	4,833	3,167
January 1, 2034(4)	2.01	8.43	12,000	7,750	4,250
February 1, 2034(4)	2.01	8.51	4,000	2,667	1,333
February 19, 2034(4)	2.01	8.56	8,000	5,333	2,667
August 2, 2034(4)	1.18	9.01	595,000	595,000	—
	5.66	4.22	1,884,367	653,111	1,231,256
(1)
Exercise price of U.S. $4.10. The figure in the table above is translated at the July 31, 2025, rate.
(2)
Exercise price of U.S. $1.48. The figure in the table above is translated at the July 31, 2025, rate.
(3)
Exercise price of U.S. $1.47. The figure in the table above is translated at the July 31, 2025, rate.

d)
Finder’s Warrants

There were no changes in the finder's warrants during the three months ended July 31, 2025. Details of the finder’s warrants outstanding as at July 31, 2025, are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2024	186,761	16.44	2.62
Issued	—	—	—
Balance, April 30, 2025	186,761	17.02	1.62
Exercised	—	—	—
Balance, July 31, 2025	186,761	16.43	1.38

Details of the finder's warrants outstanding as at April 30, 2024 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	23.00	0.51	130,111
December 8, 2028(2)	1.37	3.37	56,650
(1)
Exercise price of U.S. $16.81. The figure in the table above is translated at the July 31, 2025, rate.
(2)
Exercise price of U.S. $1.00. The figure in the table above is translated at the July 31, 2025, rate.

e)
Restricted Stock Units

The following table summarizes the activity related to the Company's RSUs for the year ended April 30, 2025. For purposes of this table, vested RSUs represent the shares for which the service condition had been fulfilled as of July 31, 2025:

	Number of Restricted Stock Units #	Weighted average grant date fair value $
Balance, April 30, 2024	—	—
Granted	46,000	0.42
Balance, April 30, 2025	46,000	0.42
Granted	—	—
Balance, April 30, 2025 (outstanding)	46,000	0.42
Unvested	(42,806)	0.42
Vested and outstanding, July 31, 2025	3,194	0.42